Risk Management Section - Provisions: ING Bank portfolio (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets provisions [line items]
Opening Balance	€ 546	€ 294
Amounts written off	(105)	(47)
Exchange rate or other movements	136	55
Closing balance	616	546
ING Bank portfolio [member]
Financial assets provisions [line items]
Opening Balance	5,308	5,786
Amounts written off	(1,279)	(1,494)
Recoveries of amounts written off	59	94
Net addition to loan loss provisions	676	974
Exchange rate or other movements	(136)	(52)
Closing balance	4,628	5,308
Wholesale Banking [member] | ING Bank portfolio [member]
Financial assets provisions [line items]
Opening Balance	2,147	2,371
Amounts written off	(566)	(625)
Recoveries of amounts written off	3	49
Net addition to loan loss provisions	284	367
Exchange rate or other movements	(92)	(15)
Closing balance	1,776	2,147
Retail Benelux [member] | ING Bank portfolio [member]
Financial assets provisions [line items]
Opening Balance	1,884	2,199
Amounts written off	(519)	(681)
Recoveries of amounts written off	53	38
Net addition to loan loss provisions	117	347
Exchange rate or other movements	(2)	(19)
Closing balance	1,533	1,884
Retail Challengers & Growth Markets [member] | ING Bank portfolio [member]
Financial assets provisions [line items]
Opening Balance	1,277	1,216
Amounts written off	(194)	(188)
Recoveries of amounts written off	3	7
Net addition to loan loss provisions	274	260
Exchange rate or other movements	(42)	(18)
Closing balance	€ 1,318	€ 1,277